SCHEDULE OF AMOUNTS DUE FROM RELATED PARTY (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Amounts due from a related party		$ 374,841
Amounts due to related parties	861,721	887,174
Shanghai Borui Finance Information Limited Prepaid Service Fee [Member]
Related Party Transaction [Line Items]
Amounts due from a related party		215,370
Shanghai Borui Finance Information Limited Advance Payment [Member]
Related Party Transaction [Line Items]
Amounts due from a related party		159,471
Zheng Huiyi [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	99,734	123,674
Bao Qihong [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	568,000	555,000
Carrie Choy [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 193,987	$ 208,500